Note 12 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Goodwill [Table Text Block]
			Asia
	Americas	EMEA	Pacific	IM	Consolidated
December 31, 2021	$359,945	259,764	92,018	379,321	$1,091,048
Goodwill acquired during the year	35,221	135,061	30,829	735,011	936,122
Goodwill disposed during the year	-	(7,052)	-	-	(7,052)
Other items	-	2,410	-	(2,410)	-
Foreign exchange	(71)	(21,118)	(8,486)	(1,904)	(31,579)
December 31, 2022	395,095	369,065	114,361	1,110,018	1,988,539
Goodwill acquired during the year	22,168	-	12,201	-	34,369
Goodwill disposed during the year	(629)	-	-	-	(629)
Other items	(144)	(683)	-	-	(827)
Foreign exchange	643	14,234	400	1,511	16,788
December 31, 2023	417,133	382,616	126,962	1,111,529	2,038,240
Goodwill	443,404	385,928	126,962	1,111,529	2,067,823
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$417,133	$382,616	$126,962	$1,111,529	$2,038,240